FVM - Movements of level 3 instruments - Liabilities (Detail) - Level 3 - USD ($) $ in Billions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	$ 0.0
Balance at the end of period	0.3
Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	3.2	$ 1.7
Total gains / losses included in comprehensive income - Net gains / losses included in income	(0.1)	0.2
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.1)	0.2
Purchases	0.1	0.0
Sales	(0.0)	(0.0)
Issuances	1.7	0.7
Settlements	(1.4)	(0.3)
Transfers into Level 3	0.4	0.1
Transfers out of Level 3	(0.3)	(0.3)
Foreign currency translation	0.0	0.0
Balance at the end of period	4.4	2.1
Derivative financial instruments | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from a business combination	0.9
Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	0.1	0.1
Total gains / losses included in comprehensive income - Net gains / losses included in income	(0.1)	0.0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.0
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.1	0.1
Settlements	(0.0)	(0.1)
Transfers into Level 3	0.1	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.2	0.1
Derivative financial instruments | Interest rate contracts | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from a business combination	0.1
Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	2.7	1.2
Total gains / losses included in comprehensive income - Net gains / losses included in income	0.1	0.2
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.2
Purchases	0.1	0.0
Sales	(0.0)	(0.0)
Issuances	1.5	0.5
Settlements	(1.2)	(0.2)
Transfers into Level 3	0.3	0.0
Transfers out of Level 3	(0.2)	(0.1)
Foreign currency translation	0.0	0.0
Balance at the end of period	3.4	1.7
Derivative financial instruments | Equity / index contracts | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from a business combination	0.2
Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	0.3	0.3
Total gains / losses included in comprehensive income - Net gains / losses included in income	0.0	0.0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.1)	0.0
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.1	0.1
Settlements	(0.1)	(0.0)
Transfers into Level 3	0.0	0.1
Transfers out of Level 3	(0.0)	(0.2)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.4	0.3
Derivative financial instruments | Credit derivative contracts | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from a business combination	0.2
Derivative financial instruments | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	0.0
Total gains / losses included in comprehensive income - Net gains / losses included in income	(0.1)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.1)
Purchases	0.0
Sales	(0.0)
Issuances	0.0
Settlements	(0.0)
Transfers into Level 3	0.0
Transfers out of Level 3	(0.0)
Foreign currency translation	0.0
Balance at the end of period	0.3
Derivative financial instruments | Loan commitments measured at FVTPL | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from a business combination	0.4
Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	7.8	9.2
Total gains / losses included in comprehensive income - Net gains / losses included in income	0.2	0.5
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.2	0.4
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	2.9	2.3
Settlements	(2.5)	(2.0)
Transfers into Level 3	0.6	0.6
Transfers out of Level 3	(1.9)	(0.8)
Foreign currency translation	(0.1)	0.0
Balance at the end of period	11.5	9.8
Debt issued designated at fair value | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from a business combination	4.5
Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	2.3	2.0
Total gains / losses included in comprehensive income - Net gains / losses included in income	(0.1)	0.1
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.1)	0.1
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	1.1	0.2
Settlements	(0.2)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.1)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	4.9	$ 2.2
Other financial liabilities designated at fair value | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from a business combination	$ 1.9